Pension and Postretirement Benefit Plans and Defined Contribution Plans - Analysis of Changes in Significant Investments Valued Using Significant Unobservable Inputs (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	$ 12,869	[1]			$ 12,540	[1]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Exchange rate changes	0	[1]
Fair value of plan assets, ending	12,706	[1]			12,540	[1]
U.S. Qualified Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	958	[2]	932	[2]
U.S. Qualified Pension Plans [Member] | Other Funds [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	1,096	[3]	715	[3]
U.S. Qualified Pension Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	278		281
International Pension Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	8,250	[4]	7,589	[4]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Exchange rate changes	(594)	[4]	(95)	[4]
Fair value of plan assets, ending	8,588	[4]	8,250	[4]
International Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	61	[2]	69	[2]
International Pension Plans [Member] | Other Funds [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	1,116	[3]	858	[3]
International Pension Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	425		421
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	2,207	[5]	1,647	[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	932	[2],[5]	950
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Assets held, ending	104		86
Assets sold during the period			0
Purchases, sales and settlements, net	(78)		(105)
Fair value of plan assets, ending	958	[2],[5]	932	[2],[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	715	[3],[5]	673
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Assets held, ending	47		18
Assets sold during the period	(7)		(6)
Purchases, sales and settlements, net	341		31
Fair value of plan assets, ending	1,096	[3],[5]	715	[3],[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	1,097	[5]	864	[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Fair value of plan assets, ending	55	[2],[5]	64	[2],[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	500	[3],[5]	389
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Assets held, ending	47		13
Assets sold during the period	8
Purchases, sales and settlements, net	254		69
Transfer into/(out of) Level 3	(19)		27
Exchange rate changes	(46)		2
Fair value of plan assets, ending	744	[3],[5]	500	[3],[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	300	[5]	346
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Assets held, ending	23		15
Purchases, sales and settlements, net	(20)		(40)
Transfer into/(out of) Level 3			(16)
Exchange rate changes	(29)		(5)
Fair value of plan assets, ending	$ 274	[5]	$ 300	[5]

[1]	The unfavorable change in the funded status of our U.S. qualified plans is primarily due to (i) a decrease in the discount rate (reflecting lower interest rates) and (ii) a change in mortality assumptions (reflecting a longer life expectancy for plan participants), which more than offset (iii) a gain on plan assets.
[2]	e equity, private debt and, to a lesser extent, real estate and venture capital.(d) Primarily includes, for U.S. plan a
[3]	, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs: Year Ended December 31, U.S. Qualified Pension Plans International Pension Plans Partnership investments Other commingled funds Insurance contracts Other(MILLIONS OF DOLLARS) 2014 2013 2014 2013 2014 2013 2014 2013Fair value, beginning $932 $950 $715 $673 $300 $346 $500 $389Actual return on plan assets: Assets held, ending 104 86 47 18 23 15 47 13Assets sold during the period — — (7) (6) — — 8 —Purchases, sales and settlements, net (78) (105) 341 31 (20) (40) 254 69Transfer into/(out of) Level 3 — — — — — (16) (19) 27Exchange rate changes — — — — (29) (5) (46) 2Fair value, ending $958 $932 $1,096 $715 $274 $300 $744 $500A single estimate of fair value can
[4]	rable change in the international plans' funded status was primarily due to (i) a decrease in the discount rate (reflecting lower interest rates), partially offset by (ii) the strengthening U.S. dollar and (iii) a gain on plan assets.(d) The favorab
[5]	ation inputs categorized as Level 1, 2 or 3 (see Note 1E).(b) Reflects postretirement plan assets